Cash flow information - Reconciliation of liabilities arising from financing activities (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flow information
At the beginning	¥ 893,218	¥ 658,056	¥ 825,673	¥ 3,401,300
Additions through business combination		15,313		60,692
Changes from financing cash flows:
Proceeds from loans and borrowings				313
Repayment of loans and borrowings		(206)	(5,295)	(416,588)
Interest of loans and borrowings paid			(1,000)	(1,488)
Payment of capital element and interest element of lease liabilities	(236,519)	(346,008)	(317,017)	(215,762)
Total changes from financing cash flows	(236,519)	(346,214)	(323,312)	(633,525)
Exchange adjustments	(21,027)	25,843	2,428	(66,877)
Other changes:
Fair value changes of redeemable shares with other preferential rights				1,625,287
Decrease in redeemable shares with other preferential rights				(3,963,843)
Increase in lease liabilities from entering into new leases during the year	622,916	718,985	338,131	403,955
Decrease in lease liabilities from derecognition	(30,867)	(213,284)	(209,712)	(29,678)
Increase in interest expenses	25,202	34,622	33,396	28,362
Forgiveness of loans and borrowings		(103)	(8,548)
Total other changes	617,251	540,220	153,267	(1,935,917)
At the end	1,252,923	893,218	658,056	825,673
Loans and borrowings
Cash flow information
At the beginning	7,215	6,948	20,594	416,389
Additions through business combination				21,979
Changes from financing cash flows:
Proceeds from loans and borrowings				313
Repayment of loans and borrowings		(206)	(5,295)	(416,588)
Total changes from financing cash flows		(206)	(5,295)	(416,275)
Exchange adjustments	44	576	197	(1,499)
Other changes:
Forgiveness of loans and borrowings		(103)	(8,548)
Total other changes		(103)	(8,548)
At the end	7,259	7,215	6,948	20,594
Redeemable shares with other preferential rights
Cash flow information
At the beginning				2,381,327
Changes from financing cash flows:
Exchange adjustments				(42,771)
Other changes:
Fair value changes of redeemable shares with other preferential rights				1,625,287
Decrease in redeemable shares with other preferential rights				(3,963,843)
Total other changes				(2,338,556)
Interest payable
Cash flow information
At the beginning	269	43	667	610
Changes from financing cash flows:
Interest of loans and borrowings paid			(1,000)	(1,488)
Total changes from financing cash flows			(1,000)	(1,488)
Exchange adjustments			(29)
Other changes:
Increase in interest expenses	90	226	405	1,545
Total other changes	90	226	405	1,545
At the end	359	269	43	667
Lease liabilities
Cash flow information
At the beginning	885,734	651,065	804,412	602,974
Additions through business combination		15,313		38,713
Changes from financing cash flows:
Payment of capital element and interest element of lease liabilities	(236,519)	(346,008)	(317,017)	(215,762)
Total changes from financing cash flows	(236,519)	(346,008)	(317,017)	(215,762)
Exchange adjustments	(21,071)	25,267	2,260	(22,607)
Other changes:
Increase in lease liabilities from entering into new leases during the year	622,916	718,985	338,131	403,955
Decrease in lease liabilities from derecognition	(30,867)	(213,284)	(209,712)	(29,678)
Increase in interest expenses	25,112	34,396	32,991	26,817
Total other changes	617,161	540,097	161,410	401,094
At the end	¥ 1,245,305	¥ 885,734	¥ 651,065	¥ 804,412